                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-07939
                                          -----------

                                 Merrimac Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         200 Clarendon Street, P.O. Box 9130, Boston, MA                02117
-------------------------------------------------------------------------------
         (Address of principal executive offices)                     (Zip code)

                Susan C. Mosher, Secretary of the Merrimac Funds
         Mail Code LEG 13  200 Clarendon Street, Boston, MA               02116
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code:       (888) 637-7622
                                                          ----------------

Date of fiscal year end:      12/31/2003
                              -----------------

Date of reporting period:     12/31/2003
                              -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.
                                     [logo]

                               MERRIMAC CASH FUND

                                  Annual Report
                                December 31, 2003

                               MERRIMAC CASH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------
ASSETS
    Investment in Merrimac Cash Portfolio, at
     value (Note 1)                                 $ 965,741,701
    Prepaid expenses                                       20,013
                                                    -------------
        Total assets                                  965,761,714
                                                    -------------
LIABILITIES
    Distributions payable to shareholders                 806,144
    Accrued expenses                                       46,482
                                                    -------------
        Total liabilities                                 852,626
                                                    -------------
NET ASSETS                                          $ 964,909,088
                                                    =============
NET ASSETS CONSIST OF:
    Paid in capital                                 $ 965,009,757
    Accumulated net realized loss on investments         (100,669)
                                                    -------------
        Total net assets                            $ 964,909,088
                                                    =============
TOTAL NET ASSETS
    Premium Class                                   $ 964,909,088
                                                    =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Premium Class                                     965,000,001
                                                    =============

NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION
  PRICE PER SHARE                                   $        1.00
                                                    =============

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
  (NOTE 1)
    Interest and dividends                          $  13,227,861
    Expenses                                           (1,792,020)
                                                    -------------
        Net investment income from Portfolio           11,435,841
                                                    -------------
FUND EXPENSES
    Accounting, transfer agency and administration
     fees (Note 4)                                         98,830
    Audit                                                  18,192
    Legal                                                  16,538
    Printing                                                4,135
    Insurance                                              19,019
    Trustees fees and expenses                              8,269
    Miscellaneous                                          27,290
                                                    -------------
        Total Expenses                                    192,273
                                                    -------------
NET INVESTMENT INCOME                                  11,243,568
                                                    -------------
NET REALIZED GAIN ON INVESTMENTS ALLOCATED FROM
  PORTFOLIO                                                10,287
                                                    -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $  11,253,855
                                                    =============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             YEAR ENDED DECEMBER 31,
                                          ------------------------------
                                               2003            2002
                                          --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                 $  11,243,568   $  22,687,656
    Net realized gain allocated from
      Portfolio                                  10,287           3,085
                                          -------------   -------------
        Net increase in net assets from
          operations                         11,253,855      22,690,741
                                          -------------   -------------
DIVIDENDS DECLARED FROM NET INVESTMENT
  INCOME
    Premium Class                           (11,243,568)    (22,687,653)
    Institutional Class                              --              (3)
                                          -------------   -------------
        Total dividends declared            (11,243,568)    (22,687,656)
                                          -------------   -------------
FUND SHARE TRANSACTIONS (NOTE 6)
    Proceeds from shares sold             1,512,080,875   5,349,452,774
    Proceeds from dividends reinvested          735,837       5,226,704
    Payment for shares redeemed           (1,941,540,477) (4,914,953,747)
                                          -------------   -------------
        Net increase (decrease) in net
          assets derived from share
          transactions                     (428,723,765)    439,725,731
                                          -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS      (428,713,478)    439,728,816
NET ASSETS
    Beginning of period                   1,393,622,566     953,893,750
                                          -------------   -------------
    End of period                         $ 964,909,088   $1,393,622,566
                                          =============   =============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                  PREMIUM CLASS
                           ------------------------------------------------------------
                                             YEAR ENDED DECEMBER 31,
                           ------------------------------------------------------------
                              2003         2002         2001        2000        1999
                           ----------  ------------  ----------  ----------  ----------
NET ASSET VALUE,
  BEGINNING OF YEAR        $    1.000  $      1.000  $    1.000  $    1.000  $    1.000

  Net investment income         0.011         0.019       0.042       0.063       0.051

  Dividends from net
    investment income          (0.011)       (0.019)     (0.042)     (0.063)     (0.051)
                            ---------    ----------   ---------   ---------   ---------

NET ASSET VALUE, END OF
  YEAR                     $    1.000  $      1.000  $    1.000  $    1.000  $    1.000
                            ---------    ----------   ---------   ---------   ---------
                            ---------    ----------   ---------   ---------   ---------

TOTAL RETURN(1)                  1.13%         1.88%       4.31%       6.52%       5.26%

ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA

  Net expenses                   0.20%         0.19%       0.20%       0.21%       0.21%

  Net investment income          1.14%         1.84%       4.12%       6.32%       5.13%

  Net assets, end of year
    (000s omitted)         $  964,909  $  1,393,623  $  953,892  $  608,384  $  808,103

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported.
    Dividends and distributions are assumed reinvested at the net asset value on the payable date.

       The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class. There were no Institutional Class shares outstanding during the year ended December 31, 2003.

       The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At December 31, 2003 the investment by the Fund represents ownership of a proportionate interest of 21.68% of the Portfolio.

       It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

       The tax character of distributions paid during the periods ended December 31, 2003 and 2002 were $11,243,568 and $22,687,656, respectively, from ordinary income.

       As of December 31, 2003, the components of distributable earnings (accumulated losses) on a federal income tax basis consisted of $(100,669) of loss carryforwards and deferrals.

                               MERRIMAC CASH FUND
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

       As of December 31, 2003, the Fund had an available loss carryforward of $96,501 which will expire in 2009. For the period ended December 31, 2003, the Fund has elected to defer $4,168 of capital losses attributable to Post-October losses.

(3)   SHAREHOLDER SERVICING PLAN

       The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients.

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser. Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as sub-adviser to the Portfolio as of June 1, 2003. Prior to June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) ("Opus") served as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

       Investors Bank & Trust Company ("Investors Bank") or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

       Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(5)   INVESTMENT TRANSACTIONS

       The Fund's investments in and withdrawals from the Portfolio for year ended December 31, 2003 aggregated $1,512,816,712 and $1,953,868,291 respectively.

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                 PREMIUM CLASS               INSTITUTIONAL CLASS
                                         ------------------------------  ----------------------------
                                           YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2003            2002           2003           2002
                                         ------------------------------  ----------------------------
         Shares sold                     1,512,080,875   5,349,452,774            --           --
         Shares reinvested                   735,837       5,226,698              --            6
         Shares redeemed                 (1,941,540,477) (4,914,951,836)          --       (1,911)
                                         --------------  --------------    ---------       ------
         Net increase (decrease) in
           shares                        (428,723,765)   439,727,636              --       (1,905)
                                         ==============  ==============    =========       ======

       At December 31, 2003, Investors Bank, as agent for its clients, was record holder of 100% of the Cash Fund's outstanding shares.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees
and Shareholders of Merrimac Cash Fund

We have audited the accompanying statement of assets and liabilities of the Merrimac Cash Fund (the "Fund"), a series of the Merrimac Funds (the "Trust"), as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                      /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 6, 2004

                               MERRIMAC CASH FUND
                    SHAREHOLDERS MEETING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A special meeting of the shareholders of the Merrimac Cash Fund a series of the Merrimac Funds was held on September 16, 2003. The results of votes taken among shareholders on proposals are listed below.

                                           FOR           AGAINST      ABSTAIN
PROPOSAL 1                           ---------------  --------------  -------

To adopt an Investment Sub-Adviser   635,166,440.99         0           0
Agreement between Investors
Bank & Trust Company -- Advisory
Division and Lincoln Capital
Fixed Income Management Company,
LLC.

                                           FOR           AGAINST      ABSTAIN
PROPOSAL 2                           ---------------  --------------  -------

To adopt a "Manager-of-Managers"
arrangement.                         561,190,697.00   73,975,743.99     0

                                                      MERRIMAC CASH PORTFOLIO
                                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 20.4%
Amstel Funding Corporation                                 1.13%             03/15/04       $       28,832,000   $     28,765,325
                                                            1.12             04/02/04               30,000,000         29,914,517
                                                            1.15             05/28/04               25,000,000         24,882,833
Caterpillar Finance Services Corporation                    1.29             07/12/04               35,000,000         34,759,822
Clipper Receivables                                         1.09             01/23/04               50,000,000         49,966,694
                                                            1.10             01/29/04               60,000,000         59,948,667
CRC Funding LLC                                             1.09             01/26/04               25,000,000         24,981,076
Credit Lyonnais NA                                          1.17             04/16/04               30,000,000         29,897,534
                                                            1.14             05/11/04               50,000,000         49,794,404
Deer Park Refining LP                                       1.15             01/15/04               16,895,000         16,895,000
Den Norske Bank ASA                                         1.24             05/27/04               50,000,000         49,749,896
                                                        1.28 - 1.29          09/03/04               50,000,000         49,564,375
                                                            1.23             09/10/04               35,000,000         34,701,144
HBOS Treasury Services PLC                                  1.10             02/18/04               50,000,000         49,926,667
                                                            1.10             03/05/04               50,000,000         49,902,667
Ivory Funding Corporation                                   1.10             01/07/04               20,020,000         20,016,330
                                                            1.10             01/12/04               54,035,000         54,016,838
Preferred Receivables Funding                               1.09             01/21/04               23,616,000         23,601,765
Sigma Finance Corporation                                   1.20             06/02/04               25,000,000         24,872,500
                                                            1.09             12/19/04               13,000,000         12,980,713
Wal-Mart Funding Corporation                                1.10             01/20/04               75,000,000         74,956,458
Westpac Banking Corporation                                 1.14             06/08/04               40,000,000         39,800,367
Yorktown Capital LLC                                        1.09             01/20/04               75,000,000         74,956,854
                                                                                                                 ----------------
                                                                                                                      908,852,446
                                                                                                                 ----------------
VARIABLE RATE NOTES* - 33.9%
American Express Credit Corporation                         1.19             01/05/04              150,000,000        150,000,000
American Honda Finance Corporation                          1.13             02/17/04               10,000,000         10,003,271
Bayerische Landesbank Girozentrale NY                   1.02 - 1.03          01/02/04              120,000,000        120,050,578
Bear Stearns Companies, Inc.                            1.07 - 1.47          01/02/04               75,000,000         75,000,400
Beta Finance, Inc.                                          1.08             01/02/04               75,000,000         74,999,506
Canadian Imperial Bank of Commerce NY                       1.08             01/02/04               97,000,000         97,012,922
Caterpillar Finance Services Corporation                    1.13             01/02/04               18,000,000         18,008,551
                                                            1.20             02/04/04               36,000,000         36,006,557
                                                            1.14             02/27/04               10,000,000         10,007,334
                                                            1.14             03/01/04               10,000,000         10,007,653
Credit Suisse First Boston USA, Inc.                        1.22             01/02/04               15,000,000         15,005,866
Goldman Sachs Group Inc., Promissory Note+              1.12 - 1.13          01/02/04              106,000,000        106,000,000
Household Finance Corporation                               1.13             01/23/04                4,000,000          4,009,817
HSBC USA, Inc.                                              1.15             03/24/04               30,000,000         30,038,514
Key Bank N.A.                                               1.15             03/01/04               30,000,000         30,008,298
Links Securities LLC                                        1.10             01/02/04              150,000,000        149,999,731
Merrill Lynch & Co., Inc.                                   1.00             01/02/04               10,000,000         10,004,167
                                                            1.15             01/29/04               17,460,000         17,463,926
                                                            1.11             03/29/04               50,000,000         50,000,000
Morgan Stanley, Dean Witter & Co.                       1.01 - 1.03          01/02/04               28,000,000         28,002,591
                                                            1.28             01/15/04               10,000,000         10,000,000
                                                            1.15             01/27/04               75,000,000         75,000,000
Natexis Banque Populair                                     1.07             01/02/04              100,000,000         99,976,597
National City Bank                                      1.04 - 1.08          01/02/04              100,000,000         99,991,104
Royal Bank of Canada                                        1.15             01/12/04               14,000,000         14,000,000
Sigma Finance Corporation                                   1.11             01/02/04              100,000,000        100,000,000
Societe Generale NY                                         1.08             01/27/04               70,000,000         69,994,879
                                                                                                                 ----------------
                                                                                                                    1,510,592,262
                                                                                                                 ----------------
CORPORATE DEBT - 16.4%
Associates Corporation of North America                     1.30             04/20/04               17,310,000         17,541,747
Bank of America Corporation                                 1.40             03/01/04               10,000,000         10,071,609

    The accompanying notes are an integral part of the financial statements.


                                                      MERRIMAC CASH PORTFOLIO
                                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT (CONTINUED)
Bayerische Landesbank Girozentrale NY                      1.44%             07/20/04       $       10,000,000   $     10,193,994
Bear Stearns Companies, Inc.                                1.57             02/13/04               25,000,000         25,000,000
                                                        1.32 - 1.44          03/02/04               31,965,000         32,217,309
BMW US Capital LLC                                          1.27             06/07/04               22,000,000         22,266,421
Chase Manhattan Corporation                                 1.02             04/15/04               20,000,000         20,269,300
                                                            1.38             12/01/04               12,080,000         12,667,230
Citigroup, Inc.                                         1.33 - 1.55          02/06/04              125,000,000        125,513,145
                                                            1.35             03/15/04               10,060,000         10,149,624
Deutsche Bank NY                                            1.15             07/02/04               75,000,000         75,000,000
                                                            1.15             08/10/04               50,000,000         50,000,000
General Electric Capital Corporation                    1.19 - 1.31          04/23/04               45,000,000         45,565,688
Heller Financial, Inc.                                  1.31 - 1.32          03/19/04               17,175,000         17,345,152
JP Morgan & Co., Inc.                                   1.34 - 1.58          02/25/04               45,885,000         46,178,748
                                                            1.18             02/27/04               34,052,000         34,272,261
Merrill Lynch & Co., Inc.                               1.03 - 1.15          05/07/04               41,500,000         42,126,579
Morgan Stanley, Dean Witter & Co.                           1.42             01/20/04               15,875,000         15,909,450
SBC Communciations, Inc.                                    1.25             06/05/04               50,000,000         50,626,770
Wells Fargo & Company                                   0.98 - 1.36          07/15/04               43,610,000         44,861,321
Wells Fargo Financial                                       1.24             05/03/04               20,745,000         21,036,372
                                                                                                                 ----------------
                                                                                                                      728,812,720
                                                                                                                 ----------------
PROMISSORY NOTES - 0.6%
Goldman Sachs Group, Inc.+                                  1.59             01/05/04               25,000,000         25,000,000
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 12.1%
Federal Home Loan Bank                                      1.25             07/02/04               25,000,000         25,000,000
                                                            1.33             11/09/04               25,000,000         24,715,257
Federal National Mortgage Association                   1.13 - 1.15          02/04/04               50,000,000         49,946,379
                                                            1.45             02/13/04               23,603,000         23,703,338
                                                            1.18             05/12/04               17,000,000         16,927,070
                                                            1.28             06/15/04               25,000,000         25,192,952
                                  {::}                      1.17             07/01/04               35,000,000         34,795,872
                                                            1.20             07/07/04               50,000,000         49,689,278
                                                            1.15             08/15/04               15,000,000         15,495,150
                                                            1.20             08/23/04               45,000,000         45,000,000
                                                        1.34 - 1.38          09/15/04               45,363,000         46,038,588
                                                            1.40             09/17/04               10,000,000          9,900,333
                                                            1.35             10/19/04               15,000,000         15,000,000
                                                            1.31             11/12/04               35,000,000         34,603,683
                                                            1.50             11/16/04               40,000,000         40,000,000
                                                            1.42             11/30/04               35,000,000         35,006,180
                                                            1.52             01/19/05               50,000,000         49,995,026
                                                                                                                 ----------------
                                                                                                                      541,009,106
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 1.1%
Federal Home Loan Bank                                      1.01             01/02/04               25,000,000         25,000,000
Federal National Mortgage Association                       1.08             03/11/04               25,000,000         24,994,036
                                                                                                                 ----------------
                                                                                                                       49,994,036
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 2.2%
ABN AMRO Bank NY                                            1.40             10/21/04               50,000,000         50,000,000
Canadian Imperial Bank of Commerce NY                       1.39             11/22/04               47,500,000         47,495,758
                                                                                                                 ----------------
                                                                                                                       97,495,758
                                                                                                                 ----------------
TIME DEPOSITS - 3.4%
Fifth Third Bank                                            0.91             01/02/04              102,000,000        102,000,000
Societe Generale NY                                         0.94             01/02/04               50,000,000         50,000,000
                                                                                                                 ----------------
                                                                                                                      152,000,000
                                                                                                                 ----------------

    The accompanying notes are an integral part of the financial statements.


                                                      MERRIMAC CASH PORTFOLIO
                                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 2.9%
CNH Equipment Trust 2003-B A1                              1.23%             01/02/04       $       47,656,593   $     47,656,593
General Electric Commercial Equipment Financing LLC
  2003-1 A1                                                 1.11             01/21/04               12,760,661         12,760,661
Honda Auto Receivables Owners Trust 2003-3 A1               1.11             04/21/04               40,333,014         40,333,014
USAA Auto Owner Trust 2003-1 A1                             1.05             01/09/04                8,657,752          8,657,752
Whole Loan Auto Trust 2003-1 A1                             1.11             01/09/04               21,108,681         21,108,681
                                                                                                                 ----------------
                                                                                                                      130,516,701
                                                                                                                 ----------------

                                                                                                  SHARES
                                                                                            ------------------
MUTUAL FUNDS - 1.8%
Federated Prime Obligations Fund                                                                     3,453,785          3,453,785
One Group Institutional Prime Money Market Fund=/=                                                  74,994,021         74,994,021
                                                                                                                 ----------------
                                                                                                                       78,447,806
                                                                                                                 ----------------

                                                                                                   PAR
                                                                                                  VALUE
                                                                                            ------------------
REPURCHASE AGREEMENTS - 5.6%
Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 11/05/04, interest
receivable at December 31, 2003 of $456,875,
collateralized by U.S. Government Agency
Obligations with rates ranging from 0.00% to 4.65%
and maturities ranging from 01/05/04 to 11/04/10,
with an aggregate market value of $153,000,991.             1.29             01/07/04       $      150,000,000        150,000,000

Deutsche Bank Putable Repurchase Agreement, with a
final maturity date of 12/13/04, interest
receivable at December 31, 2003 of $203,667,
collateralized by U.S. Government Agency
Obligations with rates ranging from 0.00% to 8.50%
and maturities ranging from 03/01/17 to 01/01/34,
with an aggregate market value of $102,000,001.             1.56             01/07/04              100,000,000        100,000,000
                                                                                                                 ----------------
                                                                                                                      250,000,000
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.4%                                                                       4,472,720,835

Other assets and liabilities, net - (0.4%)                                                                            (18,387,103)
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  4,454,333,732
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

*    Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

{::}  All or a portion of security is a forward commitment.

=/=  All or a portion of this security is segregated to cover forward commitments.

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

ASSETS
    Investments, at value (Note 1)                    $  4,222,720,835
    Repurchase agreements                                  250,000,000
    Cash                                                       785,431
    Interest receivable                                     16,347,191
    Prepaid expenses                                            82,581
                                                      ----------------
        Total assets                                     4,489,936,038
                                                      ----------------
LIABILITIES
    Management fee payable (Note 2)                            664,814
    Payable for when-issued securities                      34,795,872
    Accrued expenses                                           141,620
                                                      ----------------
        Total liabilities                                   35,602,306
                                                      ----------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS                                           $  4,454,333,732
                                                      ================

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

INCOME
    Interest and dividends                          $  65,896,140
                                                    -------------
FUND EXPENSES
    Management fees (Note 2)                            8,362,114
    Audit                                                  51,517
    Transaction fees                                       27,476
    Legal                                                 143,104
    Insurance                                              79,483
    Trustees fees and expenses                             41,214
    Line of credit fee                                    180,319
    Miscellaneous                                          37,779
                                                    -------------
        Total expenses                                  8,923,006
                                                    -------------

NET INVESTMENT INCOME                                  56,973,134
                                                    -------------

NET REALIZED GAIN ON INVESTMENTS                           53,724
                                                    -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $  57,026,858
                                                    =============

    The accompanying notes are an integral part of the financial statements.

                                     MERRIMAC CASH PORTFOLIO
                               STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
                                                      ------------------------------------------
                                                             2003                   2002
                                                      -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                              $    56,973,134        $   105,908,081
    Net realized gain on investments                            53,724                 23,595
                                                       ---------------        ---------------
        Net increase in net assets from operations          57,026,858            105,931,676
                                                       ---------------        ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
    Contributions                                       33,193,949,024         39,814,205,397
    Withdrawals                                        (34,565,135,617)       (39,143,736,686)
                                                       ---------------        ---------------
        Net increase (decrease) from investors'
          transactions                                  (1,371,186,593)           670,468,711
                                                       ---------------        ---------------
NET INCREASE (DECREASE) IN NET ASSETS                   (1,314,159,735)           776,400,387
NET ASSETS
    Beginning of period                                  5,768,493,467          4,992,093,080
                                                       ---------------        ---------------
    End of period                                      $ 4,454,333,732        $ 5,768,493,467
                                                       ===============        ===============

             The accompanying notes are an integral part of the financial statements.


                                     MERRIMAC CASH PORTFOLIO
                                       FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------

                                                 YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------------------
                               2003          2002          2001          2000          1999
                           ------------  ------------  ------------  ------------  ------------
TOTAL RETURN(1)                    1.17%         1.87%         4.26%         6.34%         5.16%

ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA

  Net expenses                     0.18%         0.18%         0.18%         0.19%         0.19%

  Net investment income            1.16%         1.87%         3.83%         6.34%         5.14%

  Net assets, end of year
    (000s omitted)         $  4,454,334  $  5,768,493  $  4,992,093  $  1,098,004  $  1,081,493

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolio declares no dividend or distribution, so there are no assumed reinvestments during the period.

             The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, (the "1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") is a separate diversified series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Cash Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser to continuously review and monitor its investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

       Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as the Cash Portfolio's sub-adviser as of June 1, 2003. For its services, Lincoln receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio. Prior to June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) ("Opus") served as the Cash Portfolio's sub-adviser. For its services, Opus received an annual fee paid by Investors Bank at the same rate currently paid to Lincoln.

       The Cash Portfolio does not pay a fee directly to its sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales of money market instruments aggregated $70,528,116,081 and $71,925,525,304 respectively for the Cash Portfolio for the year ended December 31, 2003.

(4)   LINE OF CREDIT

       The Portfolio Trust maintains a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the portfolios. The Cash Portfolio had no borrowings during the year ended December 31, 2003.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees
Merrimac Master Portfolio and Owners of Beneficial Interest of
Merrimac Cash Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Merrimac Cash Portfolio (the "Portfolio"), one of the series comprising the Merrimac Master Portfolio (the "Trust"), as of December 31, 2003 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                              /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 6, 2004


                                 MERRIMAC CASH PORTFOLIO
                        SHAREHOLDERS MEETING RESULTS (UNAUDITED)
----------------------------------------------------------------------------------------

A special meeting of the shareholders of the Merrimac Cash Portfolio a series of the
Merrimac Master Portfolio was held on September 16, 2003. The results of votes taken among shareholders on proposals are listed below.

                                            FOR             AGAINST         ABSTAIN
PROPOSAL 1                           -----------------  ---------------  --------------
To adopt an Investment Sub-Adviser   3,045,650,772.02       215,828.00   18,014,501.89
Agreement between Investors
Bank & Trust Company -- Advisory
Division and Lincoln Capital
Fixed Income Management Company,
LLC.

                                            FOR             AGAINST         ABSTAIN
PROPOSAL 2                           -----------------  ---------------  --------------
To adopt a "Manager-of-Managers"
arrangement.                         2,532,225,613.03   163,458,162.99   18,197,325.89

                    BOARD OF TRUSTEE INFORMATION (UNAUDITED)
-------------------------------------------------------------------------------------------------------------

The following is information regarding the Trustees and Officers of the Merrimac Master Portfolio and the
Merrimac Funds:

                                                                                              NUMBER OF
                         POSITIONS HELD                                                     PORTFOLIOS IN
                         WITH THE TRUST      TERM OF OFFICE                                  FUND COMPLEX
                             AND THE         AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 NAME, ADDRESS AND AGE   PORTFOLIO TRUST     TIME SERVED(1)       DURING PAST 5 YEARS     TRUSTEE/OFFICER(2)
 -----------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
 FRANCIS J. GAUL, JR.    Trustee          Merrimac Master       Private Investor July            13
 200 Clarendon Street,                    Portfolio since       1997 -- present, Vice
 Boston, Massachusetts                    1996; Merrimac        President and Principal,
 02116                                    Series since 1998     Triad Investment
 Age: 60                                                        Management Company
                                                                (Registered Investment
                                                                Adviser) July 1996 --
                                                                May 1997.
 THOMAS E. SINTON        Trustee          Merrimac Master       Retired, Managing                13
 200 Clarendon Street,                    Portfolio since       Director, Corporate
 Boston, Massachusetts                    1996; Merrimac        Accounting Policy, April
 02116                                    Series since 1998     1993 -- October 1996 and
 Age: 71                                                        Consultant, January
                                                                1993 -- March 1996,
                                                                Bankers Trust Company.
 INTERESTED TRUSTEE AND OFFICERS(3)
 KEVIN J. SHEEHAN        Trustee          Merrimac Master       Chairman, Chief                  13
 200 Clarendon Street,                    Portfolio since       Executive Officer and
 Boston, Massachusetts                    1996; Merrimac        President of Investors
 02116                                    Series since 1998     Financial Services Corp.
 Age: 52                                                        and Investors Bank &
                                                                Trust Company, June 1995
                                                                to August 2001; Chairman
                                                                and Chief Executive
                                                                Officer of Investors
                                                                Financial Services Corp.
                                                                and Investors Bank &
                                                                Trust Company, August
                                                                2001 to present.
 PAUL J. JASINSKI        President and    Merrimac Master       Managing Director,               13
 200 Clarendon Street,   Chief Executive  Portfolio since       Investors Bank & Trust
 Boston, Massachusetts   Officer          1999; Merrimac        Company, 1990 --
 02116                                    Series since 2001     present; Director
 Age: 56                                                        November 1996 --
                                                                present, Investors
                                                                Bank & Trust --
                                                                Advisory Division.
 JOHN F. PYNE            Vice President,  Treasurer and Chief   Manager, Investors               13
 200 Clarendon Street,   Treasurer and    Financial Officer     Bank & Trust Company
 Boston, Massachusetts   Chief Financial  since 2002, Vice      2000 -- present.
 02116                   Officer          President since 2000  Assistant Treasurer,
 Age: 35                                                        State Street Bank
                                                                1992 -- 2000.
 DONALD F. COOLEY        Vice President   Merrimac Series       Director/Sales,                  13
 200 Clarendon Street,                    since 2001, Merrimac  Investors Bank & Trust
 Boston, Massachusetts                    Master Portfolio and  Company May 2001 --
 02116                                    Merrimac Funds since  present. Vice President,
 Age: 40                                  2003                  Credit Suisse First
                                                                Boston 1999 -- 2000.
                                                                Vice President, Citicorp
                                                                1988 -- 1998.
 SUSAN C. MOSHER         Secretary        Merrimac Master       Senior Director 2001 --          13
 200 Clarendon Street,                    Portfolio since       present, Director
 Boston, Massachusetts                    1997; Merrimac        1995 -- 2000, Mutual
 02116                                    Series since 1998     Fund Administration --
 Age: 48                                                        Legal Administration,
                                                                Investors Bank & Trust
                                                                Company.
 SANDRA I. MADDEN        Assistant        Since 1999            Senior Associate                 13
 200 Clarendon Street,   Secretary                              Counsel, Mutual Fund
 Boston, Massachusetts                                          Administration -- Legal
 02116                                                          Administration,
 Age: 37                                                        Investors Bank & Trust
                                                                Company, 1999 --
                                                                present; Associate,
                                                                Scudder Kemper
                                                                Investments, Inc.,
                                                                1996 -- 1999.

--------------------------------------------------------------------------------

(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.
(2) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds,
    comprising thirteen series as of December 31, 2003.
(3) The Trustee and officers listed below are "interested persons" of each the Merrimac Master Portfolio and the Merrimac Series as defined in the Investment Company Act of 1940, as amended, due to his or her employment with Investors Bank & Trust Company, parent company of Investment Bank & Trust Company --
    Advisory Division, the investment adviser for the Merrimac Master Portfolio.

ITEM 2. CODE OF ETHICS.

    As of December 31, 2003, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended December 31, 2003, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 10(a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    The Registrant's Board of Trustees has determined that the Registrant has an audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant's audit committee is Thomas E. Sinton, who is independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by the Registrant's accountant, Ernst & Young LLP, for the audit of the Registrant's annual financial statements for the fiscal years ending December 31, 2003 and 2002 were $60,000 and $42,000, respectively.
(b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2003 and 2002.
(c) TAX FEES: The aggregate fees billed to the Registrant for professional services rendered by Ernst & Young LLP for the review and signing of federal, state and excise tax returns for the fiscal years ending December 31, 2003 and 2002 were $4,000 and $4,000, respectively.
(d) ALL OTHER FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2003 and 2002.
(e) The Registrant's Audit Committee (the "Committee") will generally pre-approve all audit and non-audit services provided to the Registrant. In addition, the Committee has delegated to Mr. Thomas E. Sinton, a member of the Committee, the authority to pre-approve audit and non-audit services to be provided to the Registrant not to exceed $20,000 on an annual basis, and subject to subsequent report to the Committee. The Committee pre-approved all audit and non-audit services provided to the Registrant for the fiscal year ended December 31, 2003.
(f)  Not applicable.
(g) There were no non-audit fees billed to the Registrant by the Registrant's accountant, other than those described in item 4(c) above, for the fiscal years ended December 31, 2003 and 2002, respectively. Aggregate non-audit fees billed to the Investment Adviser by the Registrant's accountant were $324,300 and $330,640 for the fiscal years ended December 31, 2003 and 2002, respectively.
(h) The Registrant's audit committee considered whether the provision of non-audit services that were rendered to the registrant's investment adviser by the principal accountant were compatible with maintaining the principal accountant's independence.

ITEM 5.  LISTED COMPANY AUDIT COMMITTEES.

    The Registrant has an Audit Committee, which is comprised of all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees." Currently, Messrs. Francis J. Gaul, Jr. and Thomas E. Sinton comprise the Audit Committee. Mr. Sinton is the chairman of the Audit Committee.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

      (a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing of this report, the disclosure controls and procedures of the Registrant are reasonably designed to achieve the purposes described in the attached certification,
Section 4 (a).

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

      (a) Code of Ethics is attached.

      (b) Certification letters are attached.

      (c) Section 906 Certifications are attached.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Merrimac Funds

      By: /s/ Paul J. Jasinski
      -----------------------------------------------------------
      Paul J. Jasinski, President and Principal Executive Officer
      Date:  February 26, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Paul J. Jasinski
      -----------------------------------------------------------
      Paul J. Jasinski, President and Principal Executive Officer
      Date:  February 26, 2004


      By: /s/ John F. Pyne
      -----------------------------------------------------------
      John F. Pyne, Treasurer and Principal Financial Officer
      Date:  February 26, 2004